Investment properties (Details 3) - Level 3 [Member] - ARS ($)		12 Months Ended
		Jun. 30, 2019	Jun. 30, 2018
Rental Property [Member] | Israel | Offices [Member] | Discounted Cash Flows [Member] | Discount Rate [Member]
Disclosure of detailed information about investment property [line items]
Increases in sensitivity analysis	[1]	$ (2,670,000,000)	$ (2,421,000,000)
Decreases in sensitivity analysis	[1]	$ 3,046,000,000	$ 2,900,000,000
Rental Property [Member] | Israel | Offices [Member] | Discounted Cash Flows [Member] | Discount Rate [Member] | Minimum [Member]
Disclosure of detailed information about investment property [line items]
Discount rate		7.00%	7.00%
Rental Property [Member] | Israel | Offices [Member] | Discounted Cash Flows [Member] | Discount Rate [Member] | Maximum [Member]
Disclosure of detailed information about investment property [line items]
Discount rate		9.00%	9.00%
Rental Property [Member] | Israel | Offices [Member] | Discounted Cash Flows [Member] | Weighted Average Rental Value [Member] | Israel, New Shekels
Disclosure of detailed information about investment property [line items]
Weighted average rental value (per square meter)		$ 67,000,000	$ 63,000,000
Increases in sensitivity analysis	[1]	4,697,000,000	4,725,000,000
Decreases in sensitivity analysis	[1]	(4,697,000,000)	(4,725,000,000)
Rental Property [Member] | Israel | Commercial Use [Member] | Discounted Cash Flows [Member] | Discount Rate [Member]
Disclosure of detailed information about investment property [line items]
Increases in sensitivity analysis	[1]	(1,351,000,000)	(2,057,000,000)
Decreases in sensitivity analysis	[1]	$ 1,544,000,000	$ 2,267,000,000
Rental Property [Member] | Israel | Commercial Use [Member] | Discounted Cash Flows [Member] | Discount Rate [Member] | Minimum [Member]
Disclosure of detailed information about investment property [line items]
Discount rate		7.00%	7.00%
Rental Property [Member] | Israel | Commercial Use [Member] | Discounted Cash Flows [Member] | Discount Rate [Member] | Maximum [Member]
Disclosure of detailed information about investment property [line items]
Discount rate		9.00%	9.00%
Rental Property [Member] | Israel | Commercial Use [Member] | Discounted Cash Flows [Member] | Weighted Average Rental Value [Member] | Israel, New Shekels
Disclosure of detailed information about investment property [line items]
Weighted average rental value (per square meter)		$ 90,000,000	$ 87,000,000
Increases in sensitivity analysis	[1]	2,132,000,000	2,551,000,000
Decreases in sensitivity analysis	[1]	(2,132,000,000)	(2,551,000,000)
Rental Property [Member] | Israel | Industrial Use [Member] | Discounted Cash Flows [Member] | Discount Rate [Member]
Disclosure of detailed information about investment property [line items]
Increases in sensitivity analysis	[1]	(502,000,000)	(742,000,000)
Decreases in sensitivity analysis	[1]	$ 570,000,000	$ 837,000,000
Rental Property [Member] | Israel | Industrial Use [Member] | Discounted Cash Flows [Member] | Discount Rate [Member] | Minimum [Member]
Disclosure of detailed information about investment property [line items]
Discount rate		7.75%	7.75%
Rental Property [Member] | Israel | Industrial Use [Member] | Discounted Cash Flows [Member] | Discount Rate [Member] | Maximum [Member]
Disclosure of detailed information about investment property [line items]
Discount rate		9.00%	9.00%
Rental Property [Member] | Israel | Industrial Use [Member] | Discounted Cash Flows [Member] | Weighted Average Rental Value [Member] | Israel, New Shekels
Disclosure of detailed information about investment property [line items]
Weighted average rental value (per square meter)		$ 32,000,000	$ 31,000,000
Increases in sensitivity analysis	[1]	1,211,000,000	1,549,000,000
Decreases in sensitivity analysis	[1]	$ (1,211,000,000)	$ (1,549,000,000)
Rental Property [Member] | UNITED STATES | HSBC Building (Offices) [Member] | Discounted Cash Flows [Member] | Discount Rate [Member]
Disclosure of detailed information about investment property [line items]
Discount rate		6.25%	6.25%
Increases in sensitivity analysis	[1]	$ (1,526,000,000)	$ (1,886,000,000)
Decreases in sensitivity analysis	[1]	1,616,000,000	1,974,000,000
Rental Property [Member] | UNITED STATES | HSBC Building (Offices) [Member] | Discounted Cash Flows [Member] | Weighted Average Rental Value [Member] | US Dollar [Member]
Disclosure of detailed information about investment property [line items]
Weighted average rental value (per square meter)		78,000,000	73,000,000
Increases in sensitivity analysis	[1]	3,339,000,000	4,129,000,000
Decreases in sensitivity analysis	[1]	$ (3,339,000,000)	$ (4,129,000,000)
Rental Property [Member] | UNITED STATES | Las Vegas Project (Offices And Commercial Use) [Member] | Discounted Cash Flows [Member] | Discount Rate [Member]
Disclosure of detailed information about investment property [line items]
Discount rate		8.50%	8.50%
Increases in sensitivity analysis	[1]	$ (327,000,000)	$ (208,000,000)
Decreases in sensitivity analysis	[1]	345,000,000	219,000,000
Rental Property [Member] | UNITED STATES | Las Vegas Project (Offices And Commercial Use) [Member] | Discounted Cash Flows [Member] | Weighted Average Rental Value [Member] | US Dollar [Member]
Disclosure of detailed information about investment property [line items]
Weighted average rental value (per square meter)		27,000,000	33,000,000
Increases in sensitivity analysis	[1]	410,000,000	468,000,000
Decreases in sensitivity analysis	[1]	$ (410,000,000)	$ (468,000,000)
Shopping Malls [Member] | Operations Center in Argentina [Member] | Discounted Cash Flows [Member] | Discount Rate [Member]
Disclosure of detailed information about investment property [line items]
Discount rate		12.10%	9.79%
Increases in sensitivity analysis	[1]	$ (3,266,000,000)	$ (7,850,000,000)
Decreases in sensitivity analysis	[1]	$ 4,073,000,000	$ 10,573,000,000
Shopping Malls [Member] | Operations Center in Argentina [Member] | Discounted Cash Flows [Member] | Growth Rate [Member]
Disclosure of detailed information about investment property [line items]
Growth rate		3.00%	3.00%
Increases in sensitivity analysis	[1]	$ 1,536,000,000	$ 4,829,000,000
Decreases in sensitivity analysis	[1]	(1,232,000,000)	(3,589,000,000)
Shopping Malls [Member] | Operations Center in Argentina [Member] | Discounted Cash Flows [Member] | Inflation [Member]
Disclosure of detailed information about investment property [line items]
Inflation	[2]
Increases in sensitivity analysis	[1]	2,860,000,000	6,277,000,000
Decreases in sensitivity analysis	[1]	(2,618,000,000)	(5,667,000,000)
Shopping Malls [Member] | Operations Center in Argentina [Member] | Discounted Cash Flows [Member] | Devaluation [Member]
Disclosure of detailed information about investment property [line items]
Devaluation rate	[2]
Increases in sensitivity analysis	[1]	(3,035,000,000)	(10,196,000,000)
Decreases in sensitivity analysis	[1]	4,364,000,000	15,294,000,000
Plot Of Land [Member] | Operations Center in Argentina [Member] | Comparable With Incidence Adjustment [Member] | Weighted Average Rental Value [Member]
Disclosure of detailed information about investment property [line items]
Weighted average rental value (per square meter)		13,033,000	14,312,000
Increases in sensitivity analysis	[1]	935,000,000	100,000,000
Decreases in sensitivity analysis	[1]	$ (935,000,000)	$ (100,000,000)
Plot Of Land [Member] | Operations Center in Argentina [Member] | Comparable With Incidence Adjustment [Member] | % of incidence [Member]
Disclosure of detailed information about investment property [line items]
Percentage of incidence		30.00%	30.00%
Increases in sensitivity analysis	[1]	$ 3,119,000,000	$ 3,368,000,000
Decreases in sensitivity analysis	[1]	(3,119,000,000)	(3,368,000,000)
Properties Under Development [Member] | Israel | Estimated Fair Value Of Investment Property [Member] | Weighted Average Construction Cost [Member]
Disclosure of detailed information about investment property [line items]
Increases in sensitivity analysis	[1]	(642,000,000)	(586,000,000)
Decreases in sensitivity analysis	[1]	642,000,000	586,000,000
Properties Under Development [Member] | Israel | Estimated Fair Value Of Investment Property [Member] | Weighted Average Construction Cost [Member] | Israel, New Shekels
Disclosure of detailed information about investment property [line items]
Weighted average construction cost (per square meter)		5,787,000,000	5,787,000,000
Increases in sensitivity analysis	[1]
Decreases in sensitivity analysis	[1]
Properties Under Development [Member] | Israel | Estimated Fair Value Of Investment Property [Member] | Weighted Average Construction Cost [Member] | Bottom Of Range [Member]
Disclosure of detailed information about investment property [line items]
Annual weighted average discount rate		7.00%	7.00%
Properties Under Development [Member] | Israel | Estimated Fair Value Of Investment Property [Member] | Weighted Average Construction Cost [Member] | Top Of Range [Member]
Disclosure of detailed information about investment property [line items]
Annual weighted average discount rate		9.00%	9.00%

[1]	Considering an increase or decrease of: 100 points for the discount and growth rate in Argentina, 10% for the incidence and inflation, 10% for the devaluation, 50 points for the discount rate of Israel and USA, and 1% for the value of the m2.
[2]	For the next 5 years, an average AR$ / US$ exchange rate with an upward trend was considered, starting at Ps. 38.05 (corresponding to the year ended June 30, 2019) and arriving at Ps. 72.16 (for 2018 starting at Ps. 19.51 and arriving at Ps 49.05). In the long term, a nominal devaluation rate of 5.7% calculated based on the quotient between inflation in Argentina and the United States is assumed. The considered inflation shows a downward trend, which starts at 55.5% (corresponding to the year ended June 30, 2019) and stabilizes at 8% after 5 years. (25% for 2018) These assumptions were determined at the closing date of the fiscal year.